Note 13 - Investments in Unconsolidated Joint Ventures (Tables)	6 Months Ended
Jun. 30, 2020
Notes Tables
Condensed Financial Statements [Table Text Block]
	June 30, 2020
	California 19 Inc.	California 20 Inc.
Net profit attributable to the Company	178	161
Amortization of Basis Differences	(68)	(68)
Equity gains in unconsolidated joint ventures (attributed to the 2020 Joint Venture)	110	93